DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Taxes Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current [Abstract]
Health and safety tax	$ 12,989	$ 13,522
Withholdings and perceptions made to third parties	148,052	170,174
Turnover Tax	85,283	96,474
Withholding Tax	71,998	0
UT Others	341	4,233
Others	34,520	26,680
Total	353,183	311,083
Non-current [Abstract]
Health and safety tax	0	0
Withholdings and perceptions made to third parties	0	0
Turnover Tax	0	0
Withholding Tax	0	0
UT Others	0	0
Others	0	0
Total	$ 0	$ 0